INCOME TAX (Narrative) (Details) - ILS (₪) ₪ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Tax rate applicable to the Company	23.00%	23.00%	23.00%
Preferred Company [Member] | Scenario One [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	16.00%
Preferred Company [Member] | Scenario One [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	9.00%
Preferred Company [Member] | Scenario One [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	7.50%
Technological Preferred Enterprise [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	12.00%
Consolidated revenues	₪ 10
Technological Preferred Enterprise [Member] | Scenario One [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	7.50%